Subsequent Events (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 17, 2025	Aug. 27, 2025	Aug. 07, 2025	Jul. 31, 2025	Jul. 08, 2025	Jul. 07, 2025	Mar. 31, 2025	Jan. 21, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 09, 2025	Apr. 07, 2025	Apr. 01, 2025	Mar. 01, 2025	Jan. 29, 2025	Jan. 25, 2024	Jan. 24, 2024	Oct. 26, 2023	Mar. 29, 2023	Jan. 25, 2023	Jan. 24, 2023	Jul. 16, 2022
Subsequent Event [Line Items]
Outstanding principal																$ 10,748,408				$ 14,500,000
Share price										$ 0.0001							$ 25	$ 0.00			$ 25.00	$ 40.00
Minimum stockholders equity										$ 2,500,000
Accrued settlement amount							$ 300,000
Common stock, shares, issued									2,826,468	2,783,667	2,728,169								37,500
Common stock, value									$ 282	$ 278	$ 273
Common stock par value									$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued									351,857
Shares granted									150,934		16,837
Consideration payment price per share									$ 40	$ 40
Shares due to holders									183,369	183,369
Reset price per share									$ 25														$ 25
Common Class A [Member]
Subsequent Event [Line Items]
Share price										$ 360.00
Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Outstanding principal																				$ 14,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding principal		$ 562,500										$ 125,000			$ 10,748,408	$ 10,748,408
Discount rate percentage		20.00%
Loan receivable				$ 385,642
Sale of loan received				$ 384,527
Shares granted			91,751
Stock option exercise			$ 2.40
Stock option percentage			100.00%
Gross proceeds			$ 4,000,000
Debt maturity date		August 2026
Sale of stock	$ 150,000,000
Issuance of shares	582,899
Percentage of issued and outstanding	19.99%
Aggregrate amount	$ 500,000,000
Purchase commitment amount	$ 100,000,000
Percentage of purchase commitment amount	0.75%
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stockholders amendment, description					the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Amended and Restated – 2022 Equity Incentive Pan (the “Plan”), which amended the Plan to (i) increase the number of shares that may be issued under the Plan from 351,857 to 626,749, (ii) provide for the annual automatic increase of such reserve in order to maintain an authorized amount of 15% of the total outstanding shares, and (iii) provide for an automatic increase of such reserve in the event of a Dilution Event (as defined in the Plan) in order to maintain an authorized amount of 10% of the total outstanding shares
Number of shares issued					626,749	351,857
Subsequent Event [Member] | Former Employee [Member]
Subsequent Event [Line Items]
Accrued settlement amount						$ 300,000
Common stock, shares, issued						89,308
Common stock, value						$ 200,000
Common stock par value						$ 2.24
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share price													$ 1.00	$ 1.00
Common stock par value	$ 0.0001
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Outstanding principal															$ 10,748,408
Discount rate percentage															4.25%
Chief Executive Officer [Member] | Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Salary								$ 360,000
Board Of Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares granted			53,144
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 2.40